1. Nature of Operations and Continuance of Business (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2010	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Details
Entity Incorporation, Date of Incorporation		Feb. 24, 2010	Feb. 24, 2010
Shares issued in exchange for outstanding common shares of ATC	1,500,000
Working Capital (Deficit)		$ (957,452)	$ (475,875)
Accumulated deficit		$ (2,427,933)	$ (1,791,491)	$ (1,665,853)